Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,794,245,000.00
Previously Paid Amount	0.00
Total Fee Amount	938,285.23
Total Offset Amount	0.00
Net Fee	938,285.23
Narrative - Max Aggregate Offering Price	$ 6,794,245,000.00
Final Prospectus	true